Stockholders' equity - Profit reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit reserves
Balance	$ 41,024	$ 35,704	$ 56,321
Allocation of Income (loss)	5,521	3,976	(12,620)
Dividends and interest on capital of Vale's stockholders	(2,133)	(1,061)	(1,500)
Translation adjustments	1,026	(3,677)	10,244
Balance	$ 44,772	41,024	35,704
Maximum percentage of distributable income reserve for maintenance and development	50.00%
Percentage of distributable income retained for capital investments budget	50.00%
Investments reserve
Profit reserves
Balance	$ 1,808
Allocation of Income (loss)	3,541	1,808
Translation adjustments	(140)
Balance	5,209	1,808
Legal reserve
Profit reserves
Balance	1,384	985
Allocation of Income (loss)	275	204
Translation adjustments	(29)	195
Balance	1,630	1,384	985
Tax incentive reserve
Profit reserves
Balance	377
Allocation of Income (loss)	216	377
Translation adjustments	(13)
Balance	580	377
Additional Remuneration reserve
Profit reserves
Balance	634
Allocation of Income (loss)		634
Dividends and interest on capital of Vale's stockholders	(658)
Translation adjustments	24
Balance		634
Profit reserves
Profit reserves
Balance	4,203	985
Allocation of Income (loss)	4,032	3,023
Dividends and interest on capital of Vale's stockholders	(658)
Translation adjustments	(158)	195
Balance	$ 7,419	$ 4,203	$ 985